INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 5 -     INVENTORIES

Inventories consist of the following:

	As of December 31,
	2012	2011
Raw materials	$20,487	$18,073
Work in process	30,764	37,451
Finished goods	14,319	13,500
	$65,570	$69,024

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $4,194 and $5,778 as of December 31, 2012 and 2011, respectively.